PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	$ 2,161	$ 2,424	$ 2,596
Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	543	603	599
Derivatives - asset position | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	3
Derivatives - asset position | Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Derivatives - asset position | Level 2
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	3
Derivatives - asset position | Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Derivatives - liability position | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	(3)	0
Derivatives - liability position | Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Derivatives - liability position | Level 2
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	(3)	0
Derivatives - liability position | Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Defined Benefit Plan, Assets Before Pension Trust | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	1,361	1,430
Defined Benefit Plan, Assets Before Pension Trust | Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	783	785
Defined Benefit Plan, Assets Before Pension Trust | Level 2
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	35	42
Defined Benefit Plan, Assets Before Pension Trust | Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	543	603
Defined Benefit Plan, Assets Before Pension Trust | Fair Value Measured at Net Asset Value Per Share
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	800	980
Cash and cash equivalents | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	52	55
Cash and cash equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	52	55
Cash and cash equivalents | Level 2
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Cash and cash equivalents | Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Equity securities | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	46	49
Equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	46	49
Equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
U.S. equity securities | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	20	20
U.S. equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	20	20
U.S. equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
U.S. equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Non - U.S. equity securities | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	26	29
Non - U.S. equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	26	29
Non - U.S. equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Non - U.S. equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Fixed income securities | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	38	39
Fixed income securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Fixed income securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	38	39
Fixed income securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Debt - government-issued | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	34	34
Debt - government-issued | Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Debt - government-issued | Level 2
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	34	34
Debt - government-issued | Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Debt - government-issued | Fair Value Measured at Net Asset Value Per Share
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	147	187
Debt - corporate-issued | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	4	5
Debt - corporate-issued | Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Debt - corporate-issued | Level 2
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	4	5
Debt - corporate-issued | Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Alternative investments | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	540	606
Alternative investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Alternative investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	(3)	3
Alternative investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	543	603
Real estate | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	75	79
Real estate | Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Real estate | Level 2
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Real estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	75	79	75
Insurance contracts | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	468	524
Insurance contracts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Insurance contracts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Insurance contracts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	468	524	$ 524
Other investments | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	685	681
Other investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	685	681
Other investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Other investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Pooled investment vehicles | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	685	681
Pooled investment vehicles | Level 1
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	685	681
Pooled investment vehicles | Level 2
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Pooled investment vehicles | Level 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	0
Hedge funds | Fair Value Measured at Net Asset Value Per Share
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	552	667
Private market securities | Fair Value Measured at Net Asset Value Per Share
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	101	126
Pension Trust Receivables | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	0	14
Pension Trust Payables | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Pension plan assets	$ 0	$ 0